Warrants (Tables)	6 Months Ended
Jun. 30, 2025
Warrants
Schedule of warrants issued but not exercised

	June 30,	December 31,
	2025	2024
	No.	No.
Public Warrants	15,264,935	15,264,935
Convertible Notes Warrants	4,000,000	4,000,000
Outstanding, end of period	19,264,935	19,264,935

	Warrants and options in issue		Warrant reserve
	June 30,	December 31,	June 30,	December 31,
	2025	2024	2025	2024
	No.	No.	£ 000	£ 000
Tranche A Warrants	7,500,000	—	9,006	—
Tranche B Warrants	7,500,000	—	14,212	—
SF Warrants	50,000,000	50,000,000	3,907	3,907
Virgin Atlantic Warrants	2,625,000	2,625,000	8,558	8,558
MWC Option	2,000,000	2,000,000	1,010	1,010
Outstanding, end of period	69,625,000	54,625,000	36,693	13,475

Schedule of change in fair value of warrants

Change in fair value during the period	£ 000
December 31, 2024	434
Change in fair value	324
Exchange differences on translation	(54)
June 30, 2025	704